Document And Entity Information	Aug. 10, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity Registrant Name	P10, Inc.
Entity Central Index Key	0001841968
Entity Emerging Growth Company	true
Securities Act File Number	001-40937
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2908160
Entity Address, Address Line One	4514 Cole Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	214
Local Phone Number	865-7998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	PX
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NONE